Note 3 - Investment Securities - Amortized Cost and Fair Value of Investment Securities by Contractual Maturity (Details)	Dec. 31, 2016 USD ($)
Due in One Year or Less, Amortized Cost	$ 360,471
Due in One Year or Less, Fair Value	362,760
Due After One Year Through Five Years,available for sale, amortized cost	1,618,395
Due After One Year Through Five Years, available for sale, fair value	1,610,940
Due After Five Years Through Ten Years,available for sale, amortized cost	1,106,315
Due After Five Years Through Ten Years, available for sale, fair value	1,107,718
Due After Ten Years,available for sale, amortized cost	1,487,575
Due After Ten Years, available for sale, fair value	1,479,078
4,572,756
4,560,496
Mortgage-Backed Securities,available for sale, amortized cost	326,694,417
Mortgage-Backed Securities, available for sale, fair value	319,097,374
331,267,173
$ 323,657,870